Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net revenue from sales	R$ 44,797,946	R$ 43,687,460	R$ 45,437,950
Costs from sale of goods and services rendered	(32,404,221)	(31,990,696)	(33,475,189)
Gross profit	12,393,725	11,696,764	11,962,761
Operating (expenses)/income	(7,577,051)	(7,426,742)	(6,776,012)
Selling expenses	(5,033,148)	(5,453,297)	(3,729,089)
General and administrative expenses	(979,164)	(855,999)	(760,894)
Equity earnings of affiliated companies	518,744	448,048	351,131
Other operating income	301,454	23,112	450,016
Other operating expenses	(2,384,937)	(1,588,606)	(3,087,176)
Profit before financial income (expenses)	4,816,674	4,270,022	5,186,749
Financial income	1,516,807	1,398,063	1,655,747
Financial expenses	(8,012,999)	(7,211,434)	(5,807,129)
Profit/(loss) before income taxes	(1,679,518)	(1,543,349)	1,035,367
Income tax and social contribution	172,792	5,208	(632,718)
Net income/(loss)	(1,506,726)	(1,538,141)	402,649
Attributable to:
Earnings/(loss) attributable to the controlling interests	(2,002,374)	(2,591,851)	(318,206)
Earnings attributable to the non-controlling interests	R$ 495,648	R$ 1,053,710	R$ 720,855
Earnings/(loss) basic per share	R$ (1.50998)	R$ (1.95450)	R$ (0.23996)
Earnings/(loss) diluted per share	R$ (1.50998)	R$ (1.95450)	R$ (0.23996)